Income Taxes - Summary of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income taxes	[1]	₩ 665,415	₩ 598,276	₩ 802,997
Deferred income tax due to temporary differences		54,613	(332,431)	3,631
Items recognized directly in equity		(107,893)	55,109	(17,261)
Income tax expense		₩ 612,135	₩ 320,954	₩ 789,367

[1]	Refund (additional payment) of income taxes as a result of a final corporation tax return, tax audits and others credited (charged) directly to current income taxes.